UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 03/31/2010
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:  $157,727,044.10


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Apple Inc Com                    com   	37833100	325	1387	SOLE
At&T Inc Com                     com   	00206R102	245	9489	SOLE
Blackrock Fds Intl Opporty Fd         	91929109	5341	167387	SOLE
Buffalo USA Global Fd Inc             	                6772	309657	SOLE
Conocophillips Corp Com          com   	20825C104       255	4977	SOLE
DWS Securities Trust Climate C        	23337G845       4727	704470	SOLE
Exxon Mobil Corporation Com      com   	30231G102       549	8197	SOLE
F5 Networks Inc Com              com   	                228	3701	SOLE
Fmi Common Stock Fund                 	30249V109       7058	305000	SOLE
Franklin Russell Inter/long Bo        	                361	7083	SOLE
Franklin Russell Stable Value         	                353	35220	SOLE
General Electric Co Com          com   	369604103	262	14413	SOLE
Hartford Eq Inc Floating Rate         	416648558	5507	630848	SOLE
Idacorp Inc Com                  com   	451107106	212	6128	SOLE
Intl Business Machines Com       com   	459200101	218	1700	SOLE
Ishares Barclays TIPS Bond Fun        	                13350	128486	SOLE
Ishares Iboxx & Invtop Inves F        	464287242	894	8453	SOLE
Ishares Msci Eafe Index Fund          	464287465	3305	59031	SOLE
Ishares S&P 500 Growth Index F        	464287309	10626	177338	SOLE
Ishares S&P 500 Value Index Fu        	464287408	6874	121751	SOLE
Ishares S&P Mdcp 400 Value Fd         	464287705	8775	123017	SOLE
Ishares S&P Midcap 400 Growth         	464287606	8701	102555	SOLE
Ishares S&P Smallcap 600 Growt        	464287887	11005	179642	SOLE
Ishares S&P Smallcap 600 Value        	464287879	6648	103657	SOLE
Ishares Tr Barclays Bd Fd             	464288679	462	4189	SOLE
Johnson & Johnson Com           com    	478160104	503	7720	SOLE
Lubrizol Corp Com               com    	549271104	206	2241	SOLE
Newfield Exploration Co Com     com    	651290108	234	4498	SOLE
Oneok Inc Com                   com    	682680103	201	4412	SOLE
Pimco Total Return Fund         com    	693391674	16249	1471874	SOLE
Priceline.Com  Inc Com          com    	741503403	515	2021	SOLE
Royce Fd Low Priced                   	780905808	256	17446	SOLE
Selected Amern Shs Inc Com            	816221105	5061	130174	SOLE
Selected Amern Shs Inc Davis S        	816221204	754	19409	SOLE
Stratton Fds Inc Small-Cap Yld        	863137105	3318	75521	SOLE
Templeton Global Bond Fund            	                2626	196123	SOLE
Templeton Global Bond Fund            	880208103	5169	386034	SOLE
Thomas & Betts Corp Com        com     	884315102	203	5174	SOLE
Umb Scout Fds Intl Fd                 	904199403	5925	198615	SOLE
Vanguard Tax Exempt Fds Inc In        	922907209	1259	93570	SOLE
Vanguard Tax Exempt Fds Inc Lt        	922907704	549	49776	SOLE
Vanguard Tax Exempt Fds Inc Sh        	                500	31447	SOLE
Verizon Communications Com     com     	92343V104       243	7826	SOLE
Western Asset Fds Core Bond Pt        	957663602	11227	1073324	SOLE







REPORT SUMMARY                44   	DATA RECORDS	157727044